Disaggregated Revenues	6 Months Ended
Jun. 30, 2026
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

14. DISAGGREGATED REVENUES

The following table shows disaggregated revenues by major categories for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Customized software solutions	627,753	52.4%	581,537	86.8%
White label software	487,013	40.7%	—	—
Subscription services	82,800	6.9%	88,392	13.2%
Total	1,197,566	100.0%	669,929	100.0%

The following table shows disaggregated cost of revenues by major categories for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Customized software solutions	62,268	15.2%	548,152	86.8%
White label software	297,305	72.5%	—	—
Subscription services	50,547	12.3%	83,318	13.2%
Total	410,120	100.0%	631,470	100.0%

The following table shows disaggregated cost of revenues by nature for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Staff costs and employee benefits	113,238	27.6%	78,196	12.4%
Amortization of intangible assets	282,702	68.9%	424,831	67.3%
Subcontracting costs	8,628	2.1%	123,006	19.5%
Depreciation	5,552	1.4%	5,437	0.8%
Total	410,120	100.0%	631,470	100.0%

The following table sets forth a breakdown of gross profit and gross profit margin for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025				2026
Category	Revenues	Cost of revenues	Gross profit	Gross profit margin	Revenues	Cost of revenues	Gross profit	Gross profit margin
	US$	US$	US$	%	US$	US$	US$	%
Customized software solutions	627,753	62,268	565,485	90.1%	581,537	548,152	33,385	5.7%
White label software	487,013	297,305	189,708	39.0%	—	—	—	—
Subscription services	82,800	50,547	32,253	39.0%	88,392	83,318	5,074	5.7%
Total	1,197,566	410,120	787,446	65.8%	669,929	631,470	38,459	5.7%

Revenues disaggregated by timing of revenue recognition for the six months ended June 30, 2025 and 2026 are disclosed in the table below:

	Six months ended June 30,
	2025	2026
	US$	US$
Point in time
– Customized software solutions	627,753	581,537
– White label software	487,013	—
	1,114,766	581,537
Over time
– Subscription services	82,800	88,392
Total	1,197,566	669,929